Net Loss Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Loss Per Share
13.	NET LOSS PER SHARE

The Group has determined that its convertible redeemable participating preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. The Group determined that the nonvested restricted shares are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, the Group uses the two-class method of computing net loss per share, for ordinary shares, nonvested restricted shares and preferred shares according to the participation rights in undistributed earnings.

The calculation of net loss per share is as follows:

	For the years ended December 31,
	2012	2013	2014
Numerator:
Net loss attributable to Momo Inc	$(3,839)	$(9,326)	$(25,415)
Deemed dividend to Series A-1 and Series A-2 shares	(363)	(524)	(30,910)
Deemed dividend to Series A-3 shares	(265)	(509)	(544)
Deemed dividend to Series B shares	(2,465)	(5,652)	(3,116)
Deemed dividend to Series C shares	—	(1,435)	(5,596)
Deemed dividend to Series D shares	—	—	(17,497)
Undistributed earnings allocated to Series A shares	—	—	—
Undistributed earnings allocated to Series B shares	—	—	—
Undistributed earnings allocated to Series C shares	—	—	—
Undistributed earnings allocated to Series D shares	—	—	—
Undistributed earnings allocated to participating nonvested restricted shares	—	—	—

Net loss attributed to ordinary shareholders for computing net loss per ordinary share-basic and diluted	$(6,932)	$(17,446)	$(83,078)

Denominator:
Denominator for computing net loss per share-basic:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share-basic	60,103,654	67,190,411	85,293,775
Weighted average shares used in computing net loss per participating nonvested restricted share	86,896,346	79,809,589	60,951,591
Weighted average shares used in computing net income per Series A-1 and Series A-2 share	36,124,555	38,977,742	32,176,676
Weighted average shares used in computing net income per Series A-3 share	10,980,847	19,797,980	18,990,997
Weighted average shares used in computing net income per Series B share	28,012,996	69,513,767	67,182,243
Weighted average shares used in computing net income per Series C share	—	7,280,436	34,540,898
Weighted average shares used in computing net income per Series D share	—	—	28,348,231

Denominator for computing net loss per share-diluted:
Weighted average shares outstanding used in computing net loss per ordinary share-diluted	60,103,654	67,190,411	85,293,775

Net loss per ordinary share attributable to Momo Inc.
- basic	$(0.12)	$(0.26)	$(0.97)
Net income per participating nonvested restricted share	$—	$—	$—
Net income per Series A-1 and Series A-2 share	$0.01	$0.01	$0.96
Net income per Series A-3 share	$0.02	$0.03	$0.03
Net income per Series B share	$0.09	$0.08	$0.05
Net income per Series C share	$—	$0.20	$0.16
Net income per Series D share	$—	$—	$0.62

Net loss per ordinary share attributable to Momo Inc.
- diluted	$(0.12)	$(0.26)	$(0.97)

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share for the years ended December 31, 2012, 2013 and 2014, because their effect is anti-dilutive:

	For the years ended December 31,
	2012	2013	2014
Share issuable upon exercise of share options	49,976	1,014,557	21,831,082
Share issuable upon exercise of RSUs	—	—	—
Share issuable upon vesting of nonvested restricted shares	86,896,346	79,809,589	60,951,591
Share issuable upon conversion of Series A-1 and Series A-2 shares	36,124,555	38,977,742	32,176,676
Share issuable upon conversion of Series A-3 shares	10,980,847	19,797,980	18,990,997
Share issuable upon conversion of Series B shares	28,012,996	69,513,767	67,182,243
Share issuable upon conversion of Series C shares	—	7,280,436	34,540,898
Share issuable upon conversion of Series D shares	—	—	28,348,231